INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 2,915,633	$ 2,720,559
Associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 2,300,450	$ 2,138,156	$ 1,973,092
Associates | P.A. Viva Malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Development and operation of commercial spaces	Development and operation of commercial spaces
Country	Colombia	Colombia
Percentage of Ownership interest	49.00%	49.00%
Investments	$ 1,530,459	$ 1,355,688	1,263,765
Associates | Proteccion S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Administration of pension funds and severances	Administration of pension funds and severances
Country	Colombia	Colombia
Percentage of Ownership interest	20.58%	20.58%
Investments	$ 533,584	$ 630,821	$ 582,073
Associates | P.A. El Bosque
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems
Country	Colombia
Percentage of Ownership interest	14.11%
Investments	$ 40,231
Associates | Titularizadora Colombiana S.A. Hitos
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Mortgage portfolio securities	Mortgage portfolio securities
Country	Colombia	Colombia
Percentage of Ownership interest	26.98%	26.98%
Investments	$ 35,756	$ 34,241
Associates | Redeban Multicolor S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Network data transmission services	Network data transmission services
Country	Colombia	Colombia
Percentage of Ownership interest	20.36%	20.36%
Investments	$ 31,876	$ 26,045
Associates | P.A El Otono
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems
Country	Colombia
Percentage of Ownership interest	16.30%
Investments	$ 23,960
Associates | ACH Colombia S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Electronic transfer services	Electronic transfer services
Country	Colombia	Colombia
Percentage of Ownership interest	19.94%	19.94%
Investments	$ 19,005	$ 18,854
Associates | Servicio Salvadoreno de Proteccion, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Custodial services and transfer of monetary types	Custodial services and transfer of monetary types
Country	El Salvador	El Salvador
Percentage of Ownership interest	25.00%	25.00%
Investments	$ 14,497	$ 13,145
Associates | Servicios Financieros, S.A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Processing of financial transactions and electronic payment methods	Processing of financial transactions and electronic payment methods
Country	El Salvador	El Salvador
Percentage of Ownership interest	49.78%	49.78%
Investments	$ 11,392	$ 7,801
Associates | Reintegra S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Collections and recovery of portfolio	Collections and recovery of portfolio
Country	Colombia	Colombia
Percentage of Ownership interest	46.00%	46.00%
Investments	$ 11,211	$ 8,049
Associates | P.A La Felicidad
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%
Investments	$ 9,798	$ 14,443
Associates | P.A Madrid II
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%
Investments	$ 9,126	$ 9,117
Associates | P.A Boreal
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%
Investments	$ 7,477	$ 7,942
Associates | Servicios de Identidad Digital S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Digital services	Digital services
Country	Colombia	Colombia
Percentage of Ownership interest	33.33%	33.33%
Investments	$ 7,049	$ 4,566
Associates | Internacional Ejecutiva de Aviacion S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Aircraft and aircraft travel service	Aircraft and aircraft travel service
Country	Colombia	Colombia
Percentage of Ownership interest	25.00%	25.00%
Investments	$ 6,455	$ 558
Associates | P.A Mirador de la Cienaga
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	13.00%	13.00%
Investments	$ 3,329	$ 1,329
Associates | ACH de El Salvador, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Electronic transfer services	Electronic transfer services
Country	El Salvador	El Salvador
Percentage of Ownership interest	25.00%	25.00%
Investments	$ 2,140	$ 1,686
Associates | P.A Distrito Vera
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	33.33%	33.33%
Investments	$ 1,697	$ 2,680
Associates | Agricapital S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Financial services	Financial services
Country	Colombia	Colombia
Percentage of Ownership interest	10.21%	10.02%
Investments	$ 1,408	$ 1,191